Loans - Held and For Sale at FV (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) loan	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) loan
Loans
Number of loans held at fair value | loan			77		51
Aggregate outstanding principal balance - Held at fair value	$ 203,200		$ 203,200		$ 150,400
Loans, held at fair value	233,618		233,618		$ 155,134
Unrealized gain on loans, Held at fair value	1,000	$ 3,900	$ 3,000	$ 7,300
Number of loans held for sale at fair value | loan			11		0
Aggregate outstanding principal balance - Held for Sale at fair value			$ 22,700
Loans, held for sale, at fair value	23,314		23,314
Unrealized gain on loans, Held for Sale at fair value	$ 900		$ 600